Schedule of basic and diluted earnings per share (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2023 HKD ($) shares
Notes and other explanatory information [abstract]
(Loss)/profit for the year attributable to the owners of the Company	$ (6,748,775)	$ (52,527,733)	$ 32,900,444	$ (37,446,111)
Weighted average number of ordinary shares for the purpose of calculating the basic earnings per share	16,555,205	16,555,205	12,845,765	10,000
Weighted average number of ordinary shares for the purpose of calculating the dilutive earning per share	16,555,205	16,555,205	12,845,765	10,000